Borrowings - Disclosure of Interest Bearing Borrowings (Details)	1 Months Ended				12 Months Ended
	Jun. 30, 2018 USD ($)	Apr. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Aug. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 ZAR (R)	Oct. 18, 2017 USD ($)	Jul. 28, 2017 USD ($)	Feb. 20, 2017 USD ($)	Feb. 20, 2017 ZAR (R)	Jun. 30, 2016 USD ($)
Non-current borrowings
Balance at beginning of year					$ 23,000,000
Total non-current borrowings	$ 357,000,000				357,000,000	$ 23,000,000
Current borrowings
Balance at beginning of year					140,000,000
Total current borrowings	50,000,000				50,000,000	140,000,000
Total interest-bearing borrowings	407,000,000				407,000,000	163,000,000
Undrawn committed borrowing facilities	61,200,000				61,200,000	163,400,000						$ 177,900,000
Nedbank Limited (secured loan - R1.0 billion revolving credit facility)
Non-current borrowings
Maximum borrowing capacity							R 1,000,000,000.0			$ 76,700,000	R 1,000,000,000
Balance at beginning of year					23,000,000	0
Draw down					41,000,000	24,000,000
Repayments			$ (22,400,000)		(24,000,000)	0
Translation					(4,000,000)	(1,000,000)
Total non-current borrowings	36,000,000				36,000,000	23,000,000
US$250 revolving credit facility (secured loan)
Non-current borrowings
Maximum borrowing capacity	250,000,000			$ 250,000,000	250,000,000				$ 250,000,000
Balance at beginning of year					0	139,000,000
Draw down					0	30,000,000
Repayments					0	(30,000,000)
Amortisation of issue costs					0	1,000,000
Transferred to current liabilities					0	(140,000,000)
Total non-current borrowings	0				0	0
Current borrowings
Balance at beginning of year					140,000,000	0
Repayments				$ (140,000,000)	(140,000,000)	0
Transferred from non-current liabilities					0	140,000,000
Total current borrowings	0				0	140,000,000
US$350 facility (secured loan)
Non-current borrowings
Maximum borrowing capacity	350,000,000				350,000,000				$ 350,000,000
Balance at beginning of year					0
Draw down					325,000,000	0
Issue cost					(7,000,000)	0
Amortisation of issue costs					3,000,000	0
Total non-current borrowings	321,000,000				321,000,000	0
Nedbank Limited (secured loan)
Current borrowings
Balance at beginning of year					0	20,000,000
Repayments					0	(20,000,000)
Total current borrowings	0				0	0
US$200 bridge loan facility (secured loan)
Non-current borrowings
Maximum borrowing capacity	200,000,000				200,000,000			$ 200,000,000
Current borrowings
Balance at beginning of year					0
Draw down					200,000,000	0
Repayments	(100,000,000)	$ (50,000,000)			(150,000,000)	0
Total current borrowings	50,000,000				50,000,000	0
Current
Current borrowings
Balance at beginning of year					140,000,000
Total current borrowings	51,000,000				51,000,000	140,000,000
Undrawn committed borrowing facilities	0				0	110,000,000
Between one to two years
Non-current borrowings
Balance at beginning of year					0
Total non-current borrowings	36,000,000				36,000,000	0
Between two to five years
Non-current borrowings
Balance at beginning of year					23,000,000
Total non-current borrowings	320,000,000				320,000,000	23,000,000
Expiring after one year
Current borrowings
Undrawn committed borrowing facilities	$ 61,000,000				$ 61,000,000	$ 53,000,000